Other Assets - Summary of Other assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of Other Assets [line items]
Investments in subleases	$ 664	$ 749
Sub lease income	47	$ 53
Next five years [member]
Disclosure of Other Assets [line items]
Future lease payments	472
Over five years until expiry of subleases [member]
Disclosure of Other Assets [line items]
Future lease payments	$ 683